Future policy benefits and related reinsurance recoverable - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Insurance [Abstract]
Increase in liability for future policy benefits	$ 14,000	$ 10,000